Financial Risk Management - Summary of Borrowing to Price Rate Changes (Details) $ in Thousands	Jun. 30, 2018 USD ($)
Disclosure of Financial Risk Management [Line Items]
Borrowings	$ 59,397
Price Risk
Disclosure of Financial Risk Management [Line Items]
Borrowings	$ 27,431
Percent of total loans	46.00%
NovaQuest | Price Risk
Disclosure of Financial Risk Management [Line Items]
Borrowings	$ 27,431
Percent of total loans	46.00%